INCOME TAX - Benefit (provision) for income taxes (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current Tax:
Federal							$ 726,038	$ 536,853
State					$ 3,170
Total current					3,170		726,038	536,853
Deferred Tax:
Deferred					(546,276)
State					(26,630)
Total deferred					(572,906)
Income tax provision	$ 21,752	$ (563,736)	$ 141,202	$ 318,313	$ (569,736)	$ 581,118	$ 726,038	$ 536,853